Equity (Details)			1 Months Ended				12 Months Ended
	Jun. 01, 2022 USD ($)	Feb. 04, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares	Aug. 25, 2021	Mar. 31, 2021 $ / shares	Mar. 24, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 shares
Equity (Details) [Line Items]
Purchase of warrants		185,023					400,472
IPO Price (in Dollars per share) | $ / shares		$ 4.2
Exercise price per share (in Dollars per share) | $ / shares		5.25			$ 6.1248		$ 4.2
Ordinary share price (in Dollars per share) | $ / shares		$ 4.199
Pre-Funded Warrants		488,324
Pre-Funded Warrants price per share (in Dollars per share) | $ / shares		$ 0.001
Underwriting discounts (in Dollars) | $		$ 1,350,000
Offering costs (in Dollars) | $		$ 1,350,000
Converted ordinary shares							489,812
Underwriters warrants							185,023
Underwriters amount (in Dollars) | $							$ 199,825
Fair value of the warrants (in Dollars) | $							60,454	$ 77,551
Provision of warrants (in Dollars) | $							75,000
Warrants			180,409
Exercised advisors shares			180,356
intrinsic value (in Dollars) | $			$ 118
Aggregate of preferred shares						489,812
Aggregate gross proceeds (in Dollars) | $						$ 1,500,000
Warrant received					1
Purchase of ordinary share					1
Allocated warrants (in Dollars) | $							274,294
Percentage of gross proceeds					5.00%
Consideration amount (in Dollars) | $							75,000
Warrants issuance cost (in Dollars) | $							$ 28,194
Description of stock spilt				the Company’s general meeting of shareholders approved a reverse share split of the Ordinary Shares and the Preferred Shares, at a ratio of 4:1 (four-to-one), so that holders of Ordinary Shares and Preferred Shares will receive one Ordinary Share and one Preferred Share, respectively, for every four Ordinary Shares and Preferred Shares held as of such date rounded to the nearest number (with 0.5 share rounded up), and to adopt an amendment to the Company’s Articles of Association to effectuate such reverse stock split.
Repurchase amount (in Dollars) | $	$ 1,000,000
Preferred Stock [Member]
Equity (Details) [Line Items]
Shares issued
Exercised advisors shares
IPO [Member]
Equity (Details) [Line Items]
Shares issued		3,690,477
Purchase of warrants							185,023
IPO Price (in Dollars per share) | $ / shares		$ 4.199
Exercise price per share (in Dollars per share) | $ / shares		$ 5.25					$ 5.25
Pre-Funded Warrants		543,571
Pre-Funded Warrants price per share (in Dollars per share) | $ / shares		$ 0.001
Gross proceeds (in Dollars) | $		$ 17,800,000
Net proceeds (in Dollars) | $		15,100,000
Fair value of the warrants (in Dollars) | $		$ 412,299					$ 183,338
Aggregate of preferred shares						489,812
IPO [Member] | Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred shares issued							489,812
Preferred shares outstanding							489,812
Warrant [Member]
Equity (Details) [Line Items]
Shares issued		65,247
Purchase of warrants		10,000					180,409
Exercise price per share (in Dollars per share) | $ / shares		$ 0.001			$ 7.9888		$ 4.2
Pre-Funded Warrants		478,324
Pre-Funded Warrants price per share (in Dollars per share) | $ / shares		$ 4.198
Aggregate gross proceeds (in Dollars) | $		$ 17,800,000
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Shares issued		488,324
Private Placement [Member]
Equity (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares							$ 3.06
Share capital [Member]
Equity (Details) [Line Items]
Ordinary shares issued							7,999,216
Ordinary shares outstanding							7,999,216
Aggregate of ordinary shares									3,084,691
Due to shareholders									1,079,000.000
Warrant [Member] | IPO [Member]
Equity (Details) [Line Items]
Purchase of warrants							145,506
Exercise price per share (in Dollars per share) | $ / shares							$ 0.0004
Fair value of the warrants (in Dollars) | $							$ 695,685
Private Placement [Member]
Equity (Details) [Line Items]
Purchase of warrants							24,491